[SHIP] [VANGUARD LOGO]
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-669-5284
                                                        Lisa_Matson@vanguard.com



April 20, 2006

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Vanguard Horizon Funds (the Trust)
     File No. 33-56443

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Vanguard Strategic Small-Cap Equity Fund prospectuses, a series of the above mentioned Trust, and Statement of Additional Information do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,


/s/ Lisa Matson
Lisa L. B. Matson
Associate Counsel
Securities Regulation, Legal Department